19A. LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Leases [Abstract]
Lease Payments
Period ended September 30, 2017
October 1, 2017 – December 31, 2017	$345,403
2018	1306,473
2019	1,329,613
2020	1,433,403
2021	1,449,019
Thereafter	4,675,844
$10,539,756
Future minimum payments for operating leases in effect at December 31, 2016 were as follows:

2017	$243,269
2018	184,820
2019	110,446
Total	$538,535